OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Line Items]
Prepaid expenses	$ 215	$ 136
Current maturities of long-term receivable (see Note 3)	76	73
Government authorities	13	7
Other accounts receivable and prepaid expenses	$ 304	$ 216